Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Consolidated net earnings	$ 470,376	$ 713,385	$ 425,444
Adjustments to reconcile consolidated net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	344,033	297,162	285,253
Stock-based compensation expense	29,253	30,460	20,481
(Gain) Loss on divestitures and sales of assets	(39,260)	(19,366)	410
Deferred income taxes, net	85,063	(239,056)	67,050
Noncash portion of asset and portfolio rationalization charge	16,970
Other items, net	(8,891)	(13,437)	(18,023)
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Accounts receivable, net	(10,617)	(29,329)	(25,072)
Inventories, net	(21,984)	(78,966)	(47,381)
Accounts payable	20,148	(17,874)	(8,116)
Other assets and liabilities, net	(179,943)	14,619	(11,106)
Net Cash Provided by Operating Activities	705,148	657,598	688,940
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(375,954)	(410,325)	(387,267)
Acquisitions, net of cash acquired	(1,642,137)	(12,095)	(174,522)
Proceeds from divestitures and sales of assets	69,114	35,941	6,476
Payment of railcar construction advances	(79,351)	(43,594)	(82,910)
Reimbursement of railcar construction advances	79,351	43,594	82,910
Investments in life insurance contracts, net	771	280	293
Net Cash Used for Investing Activities	(1,948,206)	(386,199)	(555,020)
Cash Flows from Financing Activities:
Borrowings of long-term debt	1,000,000	2,408,830	560,000
Repayments of long-term debt	(910,052)	(1,065,048)	(449,306)
Payments of deferred acquisition consideration	(6,707)	(2,774)
Debt issuance costs	(3,892)	(2,204)	(2,300)
Change in bank overdraft			(10,235)
Payments on capital lease obligations	(3,486)	(3,543)	(3,364)
Dividends paid	(116,436)	(108,852)	(105,036)
Purchase of the noncontrolling interest in the existing joint venture	(12,800)
Distributions to owners of noncontrolling interest			(400)
Contributions by noncontrolling interest to joint venture		212	44
Repurchase of common stock	(100,377)	(99,999)	(259,228)
Proceeds from exercise of stock options	7,201	10,110	27,257
Shares withheld for employees' income tax obligations	(11,865)	(11,805)	(9,723)
Net Cash (Used for) Provided by Financing Activities	(158,414)	1,124,927	(252,291)
Net (Decrease) Increase in Cash and Cash Equivalents	(1,401,472)	1,396,326	(118,371)
Cash and Cash Equivalents, beginning of year	1,446,364	50,038	168,409
Cash and Cash Equivalents, end of year	$ 44,892	$ 1,446,364	$ 50,038